Non-Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Non-Current Financial Assets

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Research tax credit	—	—	9,764
Pledged securities and other non-current financial assets	1,102	4,226	4,314
Deposits	577	1,374	1,359
Liquidity contract	1,333	432	1,051

Total non-current assets	3,012	6,033	16,488

Summary of Research Tax Credit
The variance in Research Tax Credit during the three years presented is presented as follow:

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2017	7,228
+ Operating revenue	9,217
- Payment received	(7,341)
- Adjustement	113

Closing balance sheet receivable as of December 31, 2017	9,217

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2018	9,217
+ Operating revenue	10,829
- Payment received	(9,479)
- Adjustement	262

Closing balance sheet receivable as of December 31, 2018	10,829

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2019	10,829
+ Operating revenue	9,764
- Payment received	(10,835)
- Adjustement	6

Closing balance sheet receivable as of December 31, 2019	9,764